Equity Method Investments	12 Months Ended
Dec. 31, 2024
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Note 7 - Equity Method Investments

We hold a 51% equity ownership interest in Perfomex and Perfomex II, two Mexico-based joint ventures. We previously provided five jack-up rigs on bareboat charters to these joint ventures. These joint ventures previously provided dayrate drilling services to Opex Perforadora S.A. de C.V. (“Opex”) and Perforadora Profesional AKAL I, SA de CV (“Akal”), which both provide integrated well services to Petróleos Mexicanos (“Pemex”). Opex and Akal are wholly owned by Operadora Productora y Exploradora Mexicana, S.A. de C.V. (“Operadora”), a fully owned subsidiary of Proyectos Globales de Energia y Servicos CME, S.A. DE C.V. (“CME”). CME owns the remaining 49% interest in our joint ventures, Perfomex and Perfomex II.

Effective January 1, 2024, Perfomex and Opex agreed to terminate the Drilling and Technical Services Agreements ("DTSAs") for the jack-up rigs "Grid" and "Gersemi" which triggered a termination fee payable by Opex to Perfomex of $14 million, or $7 million per Borr jack-up rig operated by Perfomex. Effective April 1, 2024, Perfomex and Opex agreed to terminate the DTSAs for the jack-up rigs "Galar", "Odin" and "Njord" which triggered a further termination fee payable by Opex to Perfomex of $21 million, or $7 million per Borr jack-up rig. The associated bareboat charter agreements between Perfomex and the Company were also terminated. Effective the same dates as the termination dates referenced above, the Company entered into new fixed rate bareboat charter agreements for the jack-up rigs "Grid", "Gersemi", "Galar", "Odin" and "Njord" with Irish Energy Drilling Assets, DAC ("Irco"). The new bareboat charter agreements remain in effect until December 31, 2025.

In addition, effective January 1, 2024, Perfomex entered into new Drilling, Operation and Management Agreements ("DO&M Agreements") with Perforadora Ircomex, S.A. DE C.V. ("Ircomex") to provide drilling, operations and management services for the Borr jack-up rigs "Grid" and "Gersemi", plus third-party owned jack-up rigs "CME I" and "CME II". Effective April 1, 2024, DO&M Agreements were also entered into by Borr Drilling Contracting S. de R.L. de C.V., a wholly owned subsidiary of the Company, with Ircomex, to provide drilling, operations and management services for the Borr jack-up rigs "Galar", "Odin" and "Njord". These DO&M Agreements are based on a cost-plus pricing model and remain in effect until December 31, 2025.

Irco and Ircomex will continue to provide the jack-up rigs "Grid", "Gersemi", "Galar", "Odin" and "Njord" and accompanying operational services to Opex, to service its integrated well services contract with Pemex.
As we hold a 51% equity ownership in Perfomex and Perfomex II, we have assessed whether the investments in Perfomex and Perfomex II joint ventures results in the need to consolidate these entities under US GAAP. The significant judgements are whether the joint ventures are variable interest entities (VIEs) and, if so, whether Borr is the primary beneficiary. We concluded that the joint ventures are VIEs; however, we do not have the power to direct the decisions which most significantly impact the economic performance of the joint ventures. As such, we are not considered to be the primary beneficiary of the variable interest entities and we continue to account for our interests in Perfomex and Perfomex II as equity method investments in accordance with ASC 323, Investment - Equity Method and Joint Ventures and record the investments in "Equity method investments" in the Consolidated Balance Sheets.
The below tables set forth the summarized results from these entities on a 100% basis for the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31, 2024
In $ millions	Perfomex	Perfomex II
Revenue	118.4	9.2
Operating expenses	(115.7)	(8.3)
Net loss	—	(2.4)

	Year ended December 31, 2023
In $ millions	Perfomex	Perfomex II
Revenue	290.9	21.3
Operating expenses	(284.9)	(21.0)
Net income	3.8	5.7

	Year ended December 31, 2022
In $ millions	Perfomex	Perfomex II
Revenue	157.9	83.4
Operating expenses	(154.6)	(81.7)
Net income	—	2.4
As of December 31, 2024, Perfomex and Perfomex II had $59.7 million of receivables from Opex and Akal, of which $53.2 million was outstanding and $6.5 million was unbilled. As of December 31, 2024, Perfomex had receivables from Ircomex of $91.2 million, of which $86.5 million was outstanding and $4.7 million was unbilled.
As of December 31, 2023, Perfomex and Perfomex II had $164.9 million of receivables from Opex and Akal, of which $131.7 million was outstanding and $33.2 million was unbilled.
Summarized balance sheets, on a 100% basis of the Company's equity method investees are as follows:

	As at December 31, 2024
In $ millions	Perfomex	Perfomex II
Cash and restricted cash (1)	5.0	—
Total current assets	192.3	16.2
Total non-current assets	18.8	2.1
Total assets	211.1	18.3
Total current liabilities	192.9	7.5
Total non-current liabilities	—	—
Equity	18.2	10.8
Total liabilities and equity	211.1	18.3

(1) As of December 31, 2024, Perfomex had restricted cash of $2.1 million.

	As at December 31, 2023
In $ millions	Perfomex	Perfomex II
Cash and restricted cash	11.4	0.5
Total current assets	271.4	35.1
Total non-current assets	12.3	2.1
Total assets	283.7	37.2
Total current liabilities	257.2	23.8
Total non-current liabilities	8.3	0.2
Equity	18.2	13.2
Total liabilities and equity	283.7	37.2
The following presents our investments in equity method investments as at December 31, 2024 and December 31, 2023:

In $ millions	Perfomex	Perfomex II	Total
Balance as of January 1, 2023	16.9	3.7	20.6
Funding received from shareholder loan (1)	(9.8)	—	(9.8)
Income on a percentage basis	2.0	2.9	4.9
Balance as of December 31, 2023	9.1	6.6	15.7
Loss on a percentage basis	—	(1.2)	(1.2)
Balance as of December 31, 2024	9.1	5.4	14.5
(1) During the year ended December 31, 2023, $9.8 million funding provided by shareholders loans was repaid by Perfomex, settling the outstanding balance.